Prepaid expenses (Details) - Schedule of prepaid expenses - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses [Abstract]
Premiums paid in advance for insurance	$ 16,238	$ 16,961	$ 10,061
Advances to suppliers	12,891	1,320	2,689
Other	23,433	17,315	39,831
Total	$ 52,562	$ 35,596	$ 52,581